RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	11 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of impact of restatement on financial statements

	As
	Previously		As
	Reported	Adjustments	Restated
Balance sheet as of July 7, 2020 (audited)
Warrant Liability	$—	$17,695,600	$17,695,600
Class A Common Stock Subject to Possible Redemption	262,692,170	(17,695,600)	244,996,570
Class A Common Stock	133	177	310
Additional Paid-in Capital	5,000,179	671,724	5,671,903
Accumulated Deficit	(1,000)	(671,901)	(672,901)

Balance sheet as of September 30, 2020 (unaudited)
Warrant Liability	$—	$17,081,700	$17,081,700
Class A Common Stock Subject to Possible Redemption	262,636,479	(17,081,700)	245,554,779
Class A Common Stock	134	171	305
Additional Paid-in Capital	5,055,869	57,830	5,113,699
Accumulated Deficit	(56,690)	(58,001)	(114,691)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—	$30,101,808	$30,101,808
Class A Common Stock Subject to Possible Redemption	260,476,412	(30,101,808)	230,374,604
Common Stock	156	301	457
Additional Paid-in Capital	7,215,914	13,077,808	20,293,722
Accumulated Deficit	(2,216,751)	(13,078,109)	(15,294,860)

Statement of Operations for the Period from February 14, 2020 (inception) to September 30, 2020 (unaudited)
Change in fair value of warrant liability	$—	$613,900	$613,900
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)
Net loss	(56,690)	(58,001)	(114,691)
Weighted average shares outstanding, Common stock subject to possible redemption	26,269,217	(1,769,560)	24,499,657
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00
Weighted average shares outstanding, Common stock	6,869,801	689,966	7,559,767
Basic and diluted net loss per share, Common stock	(0.02)	—	(0.02)

Statement of Operations for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—	$(12,406,208)	$(12,406,208)
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)
Net loss	(2,216,751)	(13,078,109)	(15,294,860)
Weighted average shares outstanding, Common stock subject to possible redemption	26,261,989	(1,737,369)	24,524,620
Basic and diluted net income per share, Common stock subject to possible redemption	0.00	—	0.00
Weighted average shares outstanding, Common stock	7,273,705	1,010,362	8,269,814
Basic and diluted net loss per share, Common stock	(0.31)	(1.54)	(1.85)

Cash Flow Statement for the Period from February 14, 2020 (inception) to September 30, 2020 (unaudited)
Net loss	(56,690)	(58,001)	(114,691)
Change in fair value of warrant liability	$—	$(613,900)	$(613,900)
Transaction costs associated with Initial Public Offering	—	671,901	671,901
Initial classification of Class A common stock subject to possible redemption	262,692,170	(17,695,600)	244,996,570
Change in value of Class A common stock subject to possible redemption	(55,691)	613,900	558,209

Cash Flow Statement for the Period from February 14, 2020 (inception) to December 31, 2020 (audited)
Net loss	(2,216,751)	(13,078,109)	(15,294,860)
Change in fair value of warrant liability	$—	$(12,406,208)	$(12,406,208)
Transaction costs associated with Initial Public Offering	—	(671,901)	(671,901)
Initial classification of Class A common stock subject to possible redemption	262,692,170	(17,695,600)	244,996,570
Change in value of Class A common stock subject to possible redemption	(2,215,758)	(12,406,208)	(14,621,966)